Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) MWh	Dec. 31, 2023 USD ($)	May 23, 2019 USD ($)
Fair Value of Financial Instruments [Line Items]
Unrealized gains (loss) in AOCI to be reclassified	$ (4,176,000)
Foreign currency gain (loss)	$ 34,447,000	$ (5,386,000)
U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value			$ 350,000,000
Swap
Fair Value of Financial Instruments [Line Items]
Commodity volumes, gas | MWh	1,784,301,000
Canadian Investments and Subsidiaries
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ 49,016,000	(12,330,000)
Foreign exchange contract
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ 5,848,000	$ (6,976,000)